TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Income (loss) before income taxes	¥ (2,482,795)		¥ (628,530)	¥ 626,508
Income tax (expenses) benefits computed at applicable tax rates (25%)	620,699		157,133	(156,627)
Non-deductible expenses	(700)		(72,156)	(13,116)
Research and development expenses	65,863		67,789	45,122
Preferential rate	(6,140)		(6,163)	14,232
Current and deferred tax rate differences	11,036		15,847	26,115
International rate differences	(101,585)		(75,119)	120,678
Tax exempted income	2,803		249	14,536
Foreign investment	(53,617)		(39,224)	(49,815)
Unrecognized tax benefits	(11,283)		(13,674)	(12,338)
Change in valuation allowance	(606,071)		(135,732)	(79,733)
Prior year provision to return true up	(34,759)		(28,949)	(22,898)
Others	620		3,465	(2,437)
Income tax expenses	¥ (114,374)	$ (16,109)	¥ (133,464)	¥ (111,407)